Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)	Adjusted Operating Income (AOI) (millions)(5) ($)
					Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
2023	$7,777,624	$23,136,960	$1,992,115	$4,896,225	$363	$208	$614	$889
2022	$6,267,186	($394,693)	$1,808,545	($29,434)	$152	$144	$556	$802
2021	$4,729,324	$10,763,416	$1,480,184	$3,562,736	$268	$188	$324	$485
2020	$5,506,201	$24,859,189	$1,615,725	$4,653,581	$179	$128	$247	$347

(1)  Our PEO in 2023, 2022 and 2021 is Mr. Buck. Our PEO in 2020 is Mr. Volas, who retired on December 31, 2020.

(2)

The amounts in this column reflect compensation as reported in the Summary Compensation Table, with the exception of equity awards. Equity award value adjustments are calculated in accordance with the SEC methodology for CAP for each year. Stock awards based on earnings per share and service are valued using the closing price of common stock on the valuation date and probable outcome of the performance condition. The value of stock options is calculated using a Black-Scholes model; the value of awards that vest based on our TSR performance relative to a peer group of companies is calculated using a Monte Carlo valuation model to represent the probable outcome and the closing price. Equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in each year is shown in the table below.

Reconciliation of SCT Compensation to CAP Numbers in 000's	PEO				NEO Average
	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total	$5,506,201	$4,729,324	$6,267,186	$7,777,624	$1,615,725	$1,480,184	$1,808,545	$1,992,115
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$2,031,028	$1,650,580	$3,574,221	$4,722,871	$446,554	$385,572	$876,098	$892,202
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$1,160,019	$920,000	$0	$0	$220,796	$215,016	$0	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$7,570,686	$4,293,414	$2,128,991	$12,372,615	$1,244,469	$1,003,362	$568,481	$2,337,300
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$12,473,212	$3,735,308	($3,547,596)	$7,039,364	$2,035,097	$1,488,330	($978,098)	$1,334,062
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$2,500,137	$575,950	($1,669,053)	$670,227	$425,515	$191,448	($552,264)	$124,951
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$0	$125	$0	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	$0	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (CAP)	$24,859,189	$10,763,416	($394,693)	$23,136,960	$4,653,581	$3,562,736	($29,434)	$4,896,225

(3)  Our non-PEO NEOs in 2023 are Messrs. Kuhns, Raia, Viselli and Machado; in 2022 are Messrs. Kuhns, Machado, Raia, Franklin, and Mr. Peterson, who retired on September 30, 2022; in 2021 are Messrs. Peterson, Machado, Raia, and Franklin; and in 2020 are Messrs. Buck, Peterson, Machado, Raia and Walther.

(4)  The S&P Composite 1500 Building Products Index is used as our Total Shareholder Return peer group.

(5)  AOI dollars, which represents 30% of our AIP bonus, is our Company selected performance measure. A reconciliation of Operating Income as reported in our 10-K to AOI is shown in the table below.

Reconciliation of Reported Operating Income to AOI
Numbers in 000's	2020	2021	2022	2023
Operating Income, as reported (see Annual 10K Report)	$355,046	$476,419	$797,164	$878,825
Adjustments:
Non GAAP Charges related to M&A	$855	$38,164	$7,974	$19,698
M&A not included in Business Plan	-$3,187	-$23,848	-$2,968	-$9,718
Cost of Legal Settlement	-$6,000	-$6,000	$0	$0
Adjusted Operating Income (AOI)	$346,714	$484,735	$802,170	$888,805

Company Selected Measure Name	Adjusted OperatingIncome
Named Executive Officers, Footnote

(1)  Our PEO in 2023, 2022 and 2021 is Mr. Buck. Our PEO in 2020 is Mr. Volas, who retired on December 31, 2020.

(3)  Our non-PEO NEOs in 2023 are Messrs. Kuhns, Raia, Viselli and Machado; in 2022 are Messrs. Kuhns, Machado, Raia, Franklin, and Mr. Peterson, who retired on September 30, 2022; in 2021 are Messrs. Peterson, Machado, Raia, and Franklin; and in 2020 are Messrs. Buck, Peterson, Machado, Raia and Walther.

Peer Group Issuers, Footnote	(4) The S&P Composite 1500 Building Products Index is used as our Total Shareholder Return peer group.
PEO Total Compensation Amount	$ 7,777,624	$ 6,267,186	$ 4,729,324	$ 5,506,201
PEO Actually Paid Compensation Amount	$ 23,136,960	(394,693)	10,763,416	24,859,189
Adjustment To PEO Compensation, Footnote

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in each year is shown in the table below.

Reconciliation of SCT Compensation to CAP Numbers in 000's	PEO				NEO Average
	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total	$5,506,201	$4,729,324	$6,267,186	$7,777,624	$1,615,725	$1,480,184	$1,808,545	$1,992,115
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$2,031,028	$1,650,580	$3,574,221	$4,722,871	$446,554	$385,572	$876,098	$892,202
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$1,160,019	$920,000	$0	$0	$220,796	$215,016	$0	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$7,570,686	$4,293,414	$2,128,991	$12,372,615	$1,244,469	$1,003,362	$568,481	$2,337,300
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$12,473,212	$3,735,308	($3,547,596)	$7,039,364	$2,035,097	$1,488,330	($978,098)	$1,334,062
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$2,500,137	$575,950	($1,669,053)	$670,227	$425,515	$191,448	($552,264)	$124,951
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$0	$125	$0	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	$0	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (CAP)	$24,859,189	$10,763,416	($394,693)	$23,136,960	$4,653,581	$3,562,736	($29,434)	$4,896,225

Non-PEO NEO Average Total Compensation Amount	$ 1,992,115	1,808,545	1,480,184	1,615,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,896,225	(29,434)	3,562,736	4,653,581
Adjustment to Non-PEO NEO Compensation Footnote

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in each year is shown in the table below.

Reconciliation of SCT Compensation to CAP Numbers in 000's	PEO				NEO Average
	2020	2021	2022	2023	2020	2021	2022	2023
Summary Compensation Table Total	$5,506,201	$4,729,324	$6,267,186	$7,777,624	$1,615,725	$1,480,184	$1,808,545	$1,992,115
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$2,031,028	$1,650,580	$3,574,221	$4,722,871	$446,554	$385,572	$876,098	$892,202
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$1,160,019	$920,000	$0	$0	$220,796	$215,016	$0	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$7,570,686	$4,293,414	$2,128,991	$12,372,615	$1,244,469	$1,003,362	$568,481	$2,337,300
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$12,473,212	$3,735,308	($3,547,596)	$7,039,364	$2,035,097	$1,488,330	($978,098)	$1,334,062
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$2,500,137	$575,950	($1,669,053)	$670,227	$425,515	$191,448	($552,264)	$124,951
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$0	$125	$0	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	$0	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (CAP)	$24,859,189	$10,763,416	($394,693)	$23,136,960	$4,653,581	$3,562,736	($29,434)	$4,896,225

Compensation Actually Paid vs. Total Shareholder Return	CAP decreased from 2020 to 2021 as TopBuild’s TSR increased. For 2022, CAP and TopBuild TSR both decreased. For 2023, CAP and TopBuild TSR both increased.

Compensation Actually Paid vs. Net Income	Over the 2020 to 2022 time period, CAP for TopBuild decreased. Over the same period, Company net income increased annually. For 2023, CAP and Company net income both increased.

Compensation Actually Paid vs. Company Selected Measure	Over the 2020 to 2022 time period, CAP for TopBuild decreased. Over the same period, AOI increased annually. For 2023, CAP and AOI both increased.

Total Shareholder Return Vs Peer Group	CAP decreased from 2020 to 2021 as TopBuild’s TSR increased. For 2022, CAP and TopBuild TSR both decreased. For 2023, CAP and TopBuild TSR both increased.

Tabular List, Table

The table below lists the performance measures that we believe are the most important financial performance measures used to link the performance of our Company to the compensation actually paid to our PEO and NEOs.

Most Important Performance Measures
Operating Income, as adjusted (AOI) Net Sales Working Capital Safety Incident Rate Earnings Per Share (EPS) Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 363	152	268	179
Peer Group Total Shareholder Return Amount	208	144	188	128
Net Income (Loss)	$ 614,000,000	$ 556,000,000	$ 324,000,000	$ 247,000,000
Company Selected Measure Amount	888,805,000	802,170,000	484,735,000	346,714,000
PEO Name	Mr. Buck
Operating Income	$ 878,825,000	$ 797,164,000	$ 476,419,000	$ 355,046,000
Non GAAP Charges related to M&A	19,698,000	7,974,000	38,164,000	855,000
M&A not included in Business Plan	(9,718,000)	(2,968,000)	(23,848,000)	(3,187,000)
Cost of Legal Settlement	$ 0	0	(6,000,000)	(6,000,000)
Adjusted operating income as percentage of AIP bonus	30.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income, as adjusted (AOI)
Non-GAAP Measure Description

(5)  AOI dollars, which represents 30% of our AIP bonus, is our Company selected performance measure. A reconciliation of Operating Income as reported in our 10-K to AOI is shown in the table below.

Reconciliation of Reported Operating Income to AOI
Numbers in 000's	2020	2021	2022	2023
Operating Income, as reported (see Annual 10K Report)	$355,046	$476,419	$797,164	$878,825
Adjustments:
Non GAAP Charges related to M&A	$855	$38,164	$7,974	$19,698
M&A not included in Business Plan	-$3,187	-$23,848	-$2,968	-$9,718
Cost of Legal Settlement	-$6,000	-$6,000	$0	$0
Adjusted Operating Income (AOI)	$346,714	$484,735	$802,170	$888,805

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Safety Incident Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings Per Share (EPS)
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
PEO | Amounts reported in the "Stock Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,722,871)	(3,574,221)	(1,650,580)	(2,031,028)
PEO | Amounts reported in the "Option Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(920,000)	(1,160,019)
PEO | Year End Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,372,615	2,128,991	4,293,414	7,570,686
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,039,364	(3,547,596)	3,735,308	12,473,212
PEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,227	(1,669,053)	575,950	2,500,137
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Amounts reported in the "Stock Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(892,202)	(876,098)	(385,572)	(446,554)
Non-PEO NEO | Amounts reported in the "Option Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(215,016)	(220,796)
Non-PEO NEO | Year End Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,337,300	568,481	1,003,362	1,244,469
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,334,062	(978,098)	1,488,330	2,035,097
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,951	(552,264)	191,448	425,515
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	125
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0